Employee benefits - Sensitivity analysis for actuarial assumptions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Actuarial assumption of discount rates | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (36,571)	$ (36,622)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 38,221	$ 38,192
Actuarial assumption of discount rates | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,986)	$ (3,445)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,144	$ 3,632
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,716)	$ (2,936)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,851	$ 3,079
Actuarial assumption of expected rates of salary increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 480	$ 441
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (471)	$ (437)
Actuarial assumption of expected rates of salary increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 35	$ 36
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (34)	$ (36)
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,870	$ 3,091
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,746)	$ (2,962)
Actuarial assumption of expected rates of pension increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 25,254	$ 18,528
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (24,480)	$ (18,132)
Actuarial assumption of expected rates of pension increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,440	$ 1,598
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,381)	$ (1,531)
Actuarial assumption of expected rates of pension increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 0	$ 0
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 0	$ 0
Actuarial assumption of expected rates of inflation | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 36,172	$ 29,148
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (34,478)	$ (28,207)
Actuarial assumption of expected rates of inflation | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,440	$ 1,598
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,381)	$ (1,531)
Actuarial assumption of expected rates of inflation | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,870	$ 3,091
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,746)	$ (2,962)
Actuarial assumption of life expectancy after retirement | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 27,907	$ 27,126
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (27,556)	$ (26,843)
Actuarial assumption of life expectancy after retirement | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,131	$ 3,615
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,761)	$ (3,040)
Actuarial assumption of life expectancy after retirement | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 555	$ 558
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (585)	$ (592)